Subsequent Event	12 Months Ended
Mar. 31, 2022
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent Event [Text Block]
32. Subsequent Event

On May 24, 2022, the Company completed with the consolidation (the "Consolidation") of its common shares ("Common Shares") on the basis of five (5) pre-Consolidation Common Shares for one (1) post-Consolidation Common Shares. As of the date hereof, there are 411,209,923 Common Shares issued and outstanding. On a post-Consolidation basis, the Company has approximately 82,241,984 Common Shares issued and outstanding. No fractional Common Shares were issued as a result of the Consolidation.

As a result of the Consolidation, the number of listed HIVE Warrants outstanding was not altered; however, the exercise terms was adjusted in accordance with the terms of the warrant indenture dated November 30, 2021, such that on a post-Consolidation basis, five (5) HIVE Warrants is exercisable for one (1) post-Consolidation Common Share, upon the payment of an adjusted price of CAD$30.00. Consequently, holders of HIVE Warrants are entitled to receive one (1) post-Share Consolidation Common Share on exercise of five (5) HIVE Warrants and payment of an aggregate of CAD$30.00.